Commitments and Contingencies (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025
Financial Standby Letter of Credit | Arduino
Debt Instrument [Line Items]
Guarantor obligation	$ 5.9	$ 5.4